Cash dividends received from subsidiaries (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsidiaries
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	₩ 704,782	₩ 1,088,210	₩ 1,150,208
Korea Hydro & Nuclear Power
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	281,234	543,072	635,200
Korea South-East Power
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	33,928	106,546	124,169
Korea Midland Power
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	26,581	54,305	23,073
Korea Western Power
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	28,996	66,992	36,238
Korea Southern Power
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	25,780	60,630	17,849
Korea East-West Power
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	61,408	94,430	67,906
KEPCO Engineering & Construction Company
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	5,531	2,765	5,069
KEPCO Plant Service & Engineering
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	33,739	15,607	39,911
KEPCO Nuclear Fuel
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	1,077	3,231	3,411
KEPCO KDN
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	13,888	4,352	3,392
KEPCO International HongKong
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	23,314	4,304	9,107
KEPCO International Philippines
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	52,507	44,906	61,862
KEPCO Ilijan Corporation
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	53,900	50,849	57,979
KEPCO Philippines Holdings
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	26,023	17,747
KEPCO Neimenggu International
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	0	10,735
KOMIPO Global Pte
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	0	10,432
Qatrana Electric Power Company
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	6,240	5,939	8,331
KOSPO Jordan
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	0	1,095
KEPCO Energy Service Company
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	0	294
EWP Philippines Corporation
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	0	0
KEPCO Netherlands S3 B.V.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	3,115	0	0
PT. KOMIPO Pembangkitan Jawa Bali
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	20,658	3,188	3,222
KEPCO Netherlands J3 B.V.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	12,090	0	12,507
Gyeongju Wind Power
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	0	679
Energy New Industry Specialized Investment Private Investment Trust
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	291	0
HI Carbon Professional Private Special Asset Investment Trust 1
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	11	11	0
KOSPO Power Services Limitada
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	993	425	0
Cogentrix Solar Services
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	344	0
KEPCO Netherlands B.V.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	17,424	0	0
PT. Cirebon Power Service
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	382	0	0
Chitose Solar Power Plant LLC
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	₩ 1,986	₩ 0	₩ 0